Convertible Loans (Details Narrative)		1 Months Ended		12 Months Ended
	Jun. 24, 2020 $ / shares shares	Aug. 31, 2020 shares	Jul. 31, 2020 shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Oct. 30, 2020 USD ($)	Oct. 23, 2020 USD ($)	Sep. 21, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Common stock exercise price | $ / shares				$ 8.61
Compensation expenses				$ 492,619	$ 438,670
Share price per share | $ / shares					$ 6.3
Fair value of convertible debt				$ 54,970
Minimum [Member]
Share price per share | $ / shares				$ 7.63
Risk Free Interest Rate [Member]
Measurement input, percentage				0.21
Volatility [Member]
Measurement input, percentage				51.96
Dividend Yields [Member]
Measurement input, percentage				0
Convertible Loan Agreements [Member]
Principal amount					$ 379,000
Warrant exercise price per share | $ / shares					$ 8.40
Interest rate					5.00%
Conversion price per share | $ / shares					$ 8.40
Detachable warrants					$ 97,406					$ 34,696
Amortization expenses				$ 199,709	$ 4,323
Convertible Loan Agreements [Member] | Risk Free Interest Rate [Member]
Measurement input, percentage				1.6
Convertible Loan Agreements [Member] | Volatility [Member]
Measurement input, percentage				54.00
Convertible Loan Agreements [Member] | Dividend Yields [Member]
Measurement input, percentage				0.00
Convertible Loan Agreements [Member] | Expected Life [Member]
Measurement input, term				3 years
Two Additional Convertible Loan Agreements [Member]
Principal amount										$ 135,000	$ 135,000
Securities Purchase Agreement [Member]
Sale of stock in units | shares	69,332	19,662	19,662
Sale of stock price per unit | $ / shares	$ 7.63
Warrant description	Each Unit consists of: (i) one share of Common Stock and (ii) one warrant to purchase one share of Common Stock with an exercise price of $8.4 (the "Warrant").
Common stock exercise price | $ / shares	$ 8.4
Compensation expenses				$ 57,793
Securities Purchase Agreement [Member] | Minimum [Member]
Measurement input, term				2 years 5 months 12 days
Securities Purchase Agreement [Member] | Maximum [Member]
Measurement input, term				2 years 8 months 16 days
Securities Purchase Agreement [Member] | Lenders [Member]
Issuance of shares of common stock | shares	67,369
Warrants to purchase common stock | shares	67,369
2020 Convertible Loan Agreements [Member]
Principal amount							$ 100,000		$ 125,000
Interest rate									5.00%
Conversion price per share | $ / shares									$ 7.63
Share price per share | $ / shares									$ 7.63
Mandatory conversion probability percentage							70.00%		70.00%
Optional conversion probability percentage							30.00%		30.00%
Fair value of convertible debt				$ 54,970				$ 27,762	$ 27,762
Estimated fair value of debt instrument				203,179
2020 Convertible Loan Agreements [Member] | Current Liabilities [Member]
Estimated fair value of debt instrument				56,250
2020 Convertible Loan Agreements [Member] | Long Term Liabilities [Member]
Estimated fair value of debt instrument				$ 146,929
2020 Convertible Loan Agreements [Member] | Subsequent Event [Member]
Principal amount						$ 274,000
Mandatory conversion probability percentage						75.00%
Optional conversion probability percentage						25.00%